Land use right net (Details 2) - ZHEJIANG TIANLAN	Dec. 31, 2022 USD ($)
2024	$ 150,000
2023	150,000
2025	150,000
2026	150
2027	150
Thereafter	4,100,000
Total	$ 4,850,000